Derivative Financial Instruments (Details 4) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest rate cap
Gains and losses from derivatives
Remaining unamortized prepaid interest rate caplets	$ 1,100,000		$ 1,100,000
Cash Flow Hedges
Gains and losses from derivatives
Amount of Gain (Loss) Recognized in Other Comprehensive Income on Derivatives	1,929,000	(945,000)	2,800,000	2,577,000	3,930,000	2,591,000	(4,039,000)
Cash Flow Hedges | Interest rate collar
Gains and losses from derivatives
Amount of Gain (Loss) Recognized in Other Comprehensive Income on Derivatives		635,000		1,861,000	1,868,000	1,949,000	2,225,000
Reclassification of gain (loss) from other comprehensive income to earnings
Amount of gain (loss) reclassified from other comprehensive income into earnings - effective portion					0	2,500,000	3,800,000
Cash Flow Hedges | Interest rate swaps
Gains and losses from derivatives
Amount of Gain (Loss) Recognized in Other Comprehensive Income on Derivatives	1,824,000	(1,538,000)	2,535,000	701,000	2,071,000	913,000	(5,151,000)
Cash Flow Hedges | Interest rate cap
Gains and losses from derivatives
Amount of Gain (Loss) Recognized in Other Comprehensive Income on Derivatives	105,000	(42,000)	265,000	15,000	(9,000)	(271,000)	(1,113,000)
Reclassification of gain (loss) from other comprehensive income to earnings
Amount of gain (loss) reclassified from other comprehensive income into earnings - effective portion	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0